Stock-Based Compensation Plans (Summary of Activities Regarding Stock Acquisition Rights Plan) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Number of shares
Exercised		2,294,900	4,525,300
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	12,876,700
Granted	4,534,600
Exercised	3,178,300
Forfeited or expired	210,600
Outstanding at end of the fiscal year	14,022,400	12,876,700
Exercisable at end of the fiscal year	5,800,700
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 4,982
Granted	9,221
Exercised	3,911
Forfeited or expired	6,280
Outstanding at end of the fiscal year	6,653	¥ 4,982
Exercisable at end of the fiscal year	¥ 4,535
Weighted-average remaining life
Outstanding at end of the fiscal year	7 years 9 months 18 days
Exercisable at end of the fiscal year	6 years 4 months 2 days
Total intrinsic Value
Outstanding at end of the fiscal year	¥ 68,218
Exercisable at end of the fiscal year	¥ 38,794